Fees Summary	Nov. 13, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 150,000,000.00
Previously Paid Amount
Total Fee Amount	20,715.00
Total Offset Amount
Net Fee	$ 20,715.00